Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Commercial property revenue	$ 5,043	$ 4,192	$ 3,624
Hospitality revenue	1,913	1,648	1,561
Investment and other revenue	283	295	167
Total revenue	7,239	6,135	5,352
Direct commercial property expense	1,851	1,617	1,394
Direct hospitality expense	1,236	1,079	1,036
Investment and other expense	26	138	1
Interest expense	2,464	1,967	1,681
Depreciation and amortization	308	275	240
General and administrative expense	1,032	614	569
Total expenses	6,917	5,690	4,921
Fair value gains, net	2,466	1,254	692
Share of net earnings from equity accounted investments	947	961	1,019
Income before income taxes	3,735	2,660	2,142
Income tax expense (benefit)	81	192	(575)
Net income	3,654	2,468	2,717
Net income attributable to:
Limited partners	764	136	660
General partner	0	0	0
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	1,085	233	1,103
Limited partnership units of Brookfield Office Properties Exchange LP	17	6	30
Class A shares of Brookfield Property REIT Inc.	112	0	0
Interests of others in operating subsidiaries and properties	$ 1,676	$ 2,093	$ 924
Net income per LP Unit:
Basic (in dollars per share)	$ 2.28	$ 0.48	$ 2.30
Diluted (in dollars per share)	$ 2.26	$ 0.48	$ 2.25